Amplify Cash Flow Dividend Leaders ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 10.0%
AT&T, Inc.	12,825	$245,086
Comcast Corp. - Class A	9,864	386,274
Interpublic Group of Cos., Inc.	5,981	173,987
Nexstar Media Group, Inc. - Class A	1,915	317,909
T-Mobile US, Inc.	2,147	378,259
		1,501,515

Consumer Discretionary - 23.0%
Academy Sports & Outdoors, Inc.	7,055	375,679
Booking Holdings, Inc.	96	380,304
Brunswick Corp./DE	4,899	356,500
eBay, Inc.	7,015	376,846
Gap, Inc.	5,661	135,241
Harley-Davidson, Inc.	5,794	194,331
Lear Corp.	1,380	157,610
Macy's, Inc.	15,499	297,581
Tapestry, Inc.	5,939	254,130
Thor Industries, Inc.	3,833	358,194
VF Corp.	16,075	217,012
Williams-Sonoma, Inc.	1,200	338,844
		3,442,272

Consumer Staples - 2.5%
Ingredion, Inc.	3,247	372,431

Energy - 23.6%
Cheniere Energy, Inc.	2,355	411,725
Halliburton Co.	10,797	364,723
HF Sinclair Corp.	3,946	210,480
Magnolia Oil & Gas Corp. - Class A	7,988	202,416
Marathon Oil Corp.	13,312	381,655
Matador Resources Co.	6,302	375,599
Murphy Oil Corp.	9,250	381,470
NOV, Inc.	9,845	187,153
Patterson-UTI Energy, Inc.	28,595	296,244
PBF Energy, Inc. - Class A	8,402	386,660
SM Energy Co.	7,630	329,845
		3,527,970

Financials - 4.6%
Fidelity National Financial, Inc.	6,063	299,634
Franklin Resources, Inc.	8,975	200,591
Global Payments, Inc.	1,896	183,343
		683,568

Health Care - 3.5%
Cencora, Inc.	1,622	365,437
McKesson Corp.	261	152,434
		517,871

Industrials - 12.3%
Concentrix Corp.	6,087	385,185
Dun & Bradstreet Holdings, Inc.	20,795	192,562
Genpact Ltd.	11,506	370,378
Owens Corning	962	167,119
Snap-on, Inc.	1,391	363,593
UFP Industries, Inc.	3,175	355,600
		1,834,437

Information Technology - 9.1%
Box, Inc. - Class A(a)	13,892	367,305
Cisco Systems, Inc.	3,272	155,453
Gen Digital, Inc.	6,632	165,667
Jabil, Inc.	1,365	148,498
Skyworks Solutions, Inc.	3,635	387,418
Vontier Corp.	3,738	142,792
		1,367,133

Materials - 8.6%
Berry Global Group, Inc.	6,276	369,343
CF Industries Holdings, Inc.	4,963	367,857
Commercial Metals Co.	7,275	400,052
Eagle Materials, Inc.	654	142,219
		1,279,471

Utilities - 2.4%
NRG Energy, Inc.	4,647	361,815
TOTAL COMMON STOCKS (Cost $15,094,638)		14,888,483

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(b)	42,447	42,447
TOTAL SHORT-TERM INVESTMENTS (Cost $42,447)		42,447

TOTAL INVESTMENTS - 99.9% (Cost $15,137,085)		$14,930,930
Other Assets in Excess of Liabilities - 0.1%		7,785
TOTAL NET ASSETS - 100.0%		$14,938,715

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify Cash Flow Dividend Leaders ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	14,888,483	–	–	14,888,483
Money Market Funds	42,447	–	–	42,447
Total Investments	14,930,930	–	–	14,930,930

Refer to the Schedule of Investments for additional information.